FINANCING ARRANGEMENTS - Commitment Letters (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 27, 2015	Feb. 20, 2015	Mar. 31, 2015	Dec. 31, 2015	Apr. 01, 2015
Debt Instrument [Line Items]
Issuance of common shares	$ 1,450,000,000			$ 1,482,000,000
Salix
Debt Instrument [Line Items]
Issuance of common shares	$ 1,450,000,000
Salix | Senior Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,550,000,000.00
Salix | Senior Unsecured Bridge Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		9,600,000,000.00
Salix | Series C-2 Tranche B Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		15,250,000,000.00
Salix | Incremental Term Loan Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity		5,150,000,000.00			$ 5,150,000,000.00
Salix | 5.375%, 5.875%, 4.50% and 6.125% Senior Unsecured Notes
Debt Instrument [Line Items]
Amount borrowed		$ 10,100,000,000
Salix | Amended and Restated Commitment Letter
Debt Instrument [Line Items]
Deferred financing costs expensed			$ 72,000,000